SCHEDULE OF BREAKDOWN OF NET REVENUES BY SEGMENTS (Details) $ in Thousands, $ in Thousands		6 Months Ended
		Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)
Segment Reporting Information [Line Items]
Net revenues		$ 5,106	$ 6,494	$ 10,742
Cost of revenues		(3,826)	(4,866)	(7,908)
Gross profit		1,280	1,628	2,834
Significant expenses		1,612	2,050	2,267
Provision of expected credit loss
Interest income		59	75	554
Interest expense		(187)	(238)	(236)
Other unallocated (expense)/income	[1]	(613)	(780)	(733)
Other (loss) income		(741)	(943)	(432)
Net profit		(654)	(832)	598
Cleaning Systems and Other Equipment [Member]
Segment Reporting Information [Line Items]
Net revenues		2,213	2,814	6,981
Cost of revenues		(1,375)	(1,749)	(4,615)
Gross profit		838	1,065	2,366
Payroll expense		(658)	(837)	(997)
Other segment expenses	[2]	(366)	(466)	(562)
Significant expenses		(1,024)	(1,303)	(1,559)
Dishware Washing and General Cleaning Services [Member]
Segment Reporting Information [Line Items]
Net revenues		2,893	3,680	3,761
Cost of revenues		(2,451)	(3,117)	(3,293)
Gross profit		442	563	468
Payroll expense		(131)	(166)	(181)
Other segment expenses	[2]	(38)	(48)	(64)
Significant expenses		$ (169)	$ (214)	$ (245)

[1]	Other unallocated expenses include legal and professional fees, income tax expense, and change in fair value in financial instrument and exchange difference.
[2]	Other segment items include selling and marketing expenses and general and administrative expenses other than payroll expenses.